LoanS payable (Tables)	6 Months Ended
Jun. 30, 2026
Loans Payable
Schedule of loans payable
	June 30, 2026	December 31, 2025
	$	$
Balance, opening	507,601	1,014,918
Repayments – cash	—	(547,917)
Effect of movements on exchange rates	(17,782)	40,600
Balance, closing	489,819	507,601